Significant transactions - Completion of the disposal of Just Evotec Biologics EU SAS (Tables)	12 Months Ended
Dec. 31, 2025
Significant transactions - Completion of the disposal of Just Evotec Biologics EU SAS
Schedule of net assets derecognized as of the disposal date

in k €	as of December 5, 2025
Current Assets:
— Cash and cash equivalents	2,575
— Inventories	7,231
— Current tax assets	5,146
— Prepaid expenses and other current assets	1,660
Total current assets	16,612

Non-current assets:
— Property, plant and equipment	258,305
— Intangible assets and Goodwill	1,840
— Non-current tax assets	1,837
— Other non-current assets	4
Total non-current assets	261,986
Total assets	278,598

in k €	as of December 5, 2025
Current Liabilities
— Current financial liabilities	(6,699)
— Trade and other payables	(9,135)
— Deferred income	(1,500)
— Provisions	(2,283)
— Current income tax liabilities	(448)
— Other current liabilities	(1,820)
Total current liabilities	(21,886)

Non-current liabilities:
— Deferred tax liabilities	(656)
— Provisions	(301)
— Deferred income	(19,294)
Total non-current liabilities	(20,251)
Total Liabilities	(42,138)